Capital Raise (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 09, 2017	Jun. 30, 2017
Capital Raise (Textual)
Warrants exercise		$ 5,711,850
Exercise price of warrants	$ 0.55	$ 0.50
Underwritten public offering, description
(i) 1,849,460 Class A Units (the “Class A Units”), with each Class A Unit consisting of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $1.3125 (the “Exercise Price”) and (ii) 4,060 Class B Units (the “Class B Units”), with each Class B Unit consisting of one share of Series 2 Preferred and one warrant to purchase the number of shares of Common Stock equal to the number of shares of Common Stock underlying the Series 2 Preferred at the Exercise Price.

Minimum [Member]
Capital Raise (Textual)
Exercise price of warrants	0.30
Maximum [Member]
Capital Raise (Textual)
Exercise price of warrants	$ 1.325
Warrants to purchase aggregate shares of common stock	1,095,719